CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 2.2%
Verizon Communications Inc.	7,731	$414,923

Entertainment - 1.5%
Walt Disney Co.	1,807	268,267	*

Media - 2.7%
Comcast Corp., Class A Shares	10,674	499,116

TOTAL COMMUNICATION SERVICES		1,182,306

CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	2,706	248,383

Specialty Retail - 2.2%
Home Depot Inc.	1,260	397,946

TOTAL CONSUMER DISCRETIONARY		646,329

CONSUMER STAPLES - 10.5%
Beverages - 2.6%
Coca-Cola Co.	7,649	476,074

Food Products - 4.3%
Mondelez International Inc., Class A Shares	6,088	398,642
Nestle SA, ADR	3,049	396,462

Total Food Products		795,104

Household Products - 3.6%
Colgate-Palmolive Co.	2,644	203,456
Procter & Gamble Co.	2,949	459,719

Total Household Products		663,175

TOTAL CONSUMER STAPLES		1,934,353

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Chesapeake Energy Corp.	4,198	324,295
TC Energy Corp.	7,200	386,712
Williams Cos. Inc.	18,277	571,705

TOTAL ENERGY		1,282,712

FINANCIALS - 15.7%
Banks - 6.5%
Bank of America Corp.	11,883	525,229
JPMorgan Chase & Co.	1,150	163,070
PNC Financial Services Group Inc.	1,294	257,829
US Bancorp	4,481	253,356

Total Banks		1,199,484

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - 1.5%
BlackRock Inc.	370	$275,239

Diversified Financial Services - 2.6%
Apollo Global Management Inc.	7,459	486,775

Insurance - 5.1%
American International Group Inc.	4,749	290,829
MetLife Inc.	4,353	294,045
Travelers Cos. Inc.	2,098	360,499

Total Insurance		945,373

TOTAL FINANCIALS		2,906,871

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 2.3%
Becton Dickinson and Co.	1,564	424,282

Health Care Providers & Services - 2.3%
UnitedHealth Group Inc.	915	435,421

Pharmaceuticals - 5.8%
Johnson & Johnson	2,440	401,551
Merck & Co. Inc.	4,406	337,411
Pfizer Inc.	7,040	330,458

Total Pharmaceuticals		1,069,420

TOTAL HEALTH CARE		1,929,123

INDUSTRIALS - 9.0%
Air Freight & Logistics - 2.6%
United Parcel Service Inc., Class B Shares	2,248	473,024

Commercial Services & Supplies - 1.5%
Waste Management Inc.	1,987	286,923

Electrical Equipment - 1.2%
Emerson Electric Co.	2,293	213,066

Industrial Conglomerates - 1.6%
Honeywell International Inc.	1,583	300,374

Road & Rail - 2.1%
Union Pacific Corp.	1,601	393,766

TOTAL INDUSTRIALS		1,667,153

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.4%
Cisco Systems Inc.	4,810	268,254

IT Services - 4.6%
Mastercard Inc., Class A Shares	1,090	393,294
Visa Inc., Class A Shares	2,113	456,661

Total IT Services		849,955

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom Inc.	302	$177,407
Intel Corp.	3,970	189,369
Texas Instruments Inc.	1,081	183,759

Total Semiconductors & Semiconductor Equipment		550,535

Software - 6.6%
Microsoft Corp.	3,211	959,414
Oracle Corp.	3,406	258,754

Total Software		1,218,168

Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	4,975	821,472

TOTAL INFORMATION TECHNOLOGY		3,708,384

MATERIALS - 9.1%
Chemicals - 6.0%
Ecolab Inc.	1,762	310,570
Linde PLC	1,367	400,859
PPG Industries Inc.	3,011	401,818

Total Chemicals		1,113,247

Construction Materials - 1.8%
Vulcan Materials Co.	1,844	334,594

Metals & Mining - 1.3%
Nucor Corp.	1,732	227,966

TOTAL MATERIALS		1,675,807

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	1,205	273,378
Boston Properties Inc.	1,250	152,888

TOTAL REAL ESTATE		426,266

UTILITIES - 5.2%
Electric Utilities - 3.0%
Edison International	3,992	253,172
NextEra Energy Inc.	3,921	306,897

Total Electric Utilities		560,069

Multi-Utilities - 2.2%
Sempra Energy	2,795	403,095

TOTAL UTILITIES		963,164

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $18,199,713)		18,322,468

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $86,628)	0.006%	86,628	$86,628

TOTAL INVESTMENTS - 99.5% (Cost - $18,286,341)			18,409,096
Other Assets in Excess of Liabilities - 0.5%			88,908

TOTAL NET ASSETS - 100.0%			$18,498,004

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally

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Notes to Schedule of Investments (unaudited) (cont’d)

determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$18,322,468	—	—	$18,322,468
Short-Term Investments†	86,628	—	—	86,628

Total Investments	$18,409,096	—	—	$18,409,096

†	See Schedule of Investments for additional detailed categorizations.

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